Commitments and Contingencies Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]
The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2014 and 2013:

	Number of Sites		Liability		2014 Range of Reasonably Possible Costs
Site Description	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013	Low	High
Geismar, LA	1	1	$15	$16	$9	$22
Superfund and offsite landfills – allocated share:
Less than 1%	17	16	—	1	—	1
Equal to or greater than 1%	11	12	7	8	5	13
Currently-owned	13	12	9	8	7	19
Formerly-owned:
Remediation	12	11	30	8	28	40
Monitoring only	4	4	1	1	—	1
Total	58	56	$62	$42	$49	$96

Long-term Purchase Commitment [Table Text Block]
The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2015	$276
2016	287
2017	61
2018	53
2019	53
2020 and beyond	160
Total minimum payments	890
Less: Amount representing interest	(64)
Present value of minimum payments	$826